Consolidated cash flow statement (Parenthetical) - USD ($) $ in Millions			12 Months Ended
		Jun. 28, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from consolidated operations
Profit after tax for the year			$ 10,249	$ 11,574	$ 9,953
Adjustments for:
– Taxation			4,319	4,041	3,832
– Finance items			1,846	876	1,713
– Share of profit after tax of equity accounted units			(1,478)	(838)	(675)
– Gains on consolidation and disposal of interests in businesses			0	(1,214)	0
– Net impairment charges			341	538	936
– Depreciation and amortisation			6,577	5,918	5,334
– Provisions (including exchange differences on provisions)			998	398	1,470
Utilisation of other provisions			(402)	(94)	(104)
Utilisation of provisions for close-down and restoration			(1,049)	(1,142)	(777)
Utilisation of provisions for post-retirement benefits and other employment costs			(183)	(133)	(277)
Change in inventories			(377)	205	(422)
Change in receivables and other assets			(460)	(202)	(418)
Change in trade and other payables			593	54	(86)
Other items	[1]		179	(122)	(228)
Cash flows from consolidated operations	[2]		21,153	19,859	20,251
Purchase of property, plant and equipment	[3]		12,335	9,621	7,086
Purchase of interests in investments accounted for using equity method	[3]		669	784	144
Cash inflows from share of expenditure incurred	[3]		1,628	1,574	127
Sales of financial assets	[4]		223	677	1,220
Winning Consortium Simandou Railway Pte. Ltd and Winning Consortium Simandou Ports Pte. Ltd (“WCS Rail and Port Holding Entities”)
Adjustments for:
Acquisition of associates				313
Simandou iron ore project
Adjustments for:
Total net outflows in iron ore project			1,455	1,292
Purchase of property, plant and equipment			2,219	1,832
Purchase of interests in investments accounted for using equity method			557	652
Chalco Iron Ore Holdings Ltd (CIOH)
Adjustments for:
Cash inflows from share of expenditure incurred		$ 411	1,321	1,505
Not Designated As Hedging Instrument
Adjustments for:
Adjustments for gains (losses) on change in fair value of derivatives			22	(88)	(57)
Fixed Income Instruments
Adjustments for:
Sales of financial assets			$ 218	$ 675	$ 1,157

[1]
In 2025, other items includes the recognition of realised gains of US$22 million on currency forwards not designated as hedges (2024: realised losses US$88 million, 2023: realised losses
US$57 million).

[2]

(a) Cash flows from consolidated operations	Note	2025 US$m	2024 US$m	2023 US$m
Profit after tax for the year		10,249	11,574	9,953
Adjustments for:
– Taxation		4,319	4,041	3,832
– Finance items		1,846	876	1,713
– Share of profit after tax of equity accounted units		(1,478)	(838)	(675)
– Gains on consolidation and disposal of interests in businesses	5	–	(1,214)	–
– Net impairment charges	4	341	538	936
– Depreciation and amortisation		6,577	5,918	5,334
– Provisions (including exchange differences on provisions)		998	398	1,470
Utilisation of other provisions	19	(402)	(94)	(104)
Utilisation of provisions for close-down and restoration	14	(1,049)	(1,142)	(777)
Utilisation of provisions for post-retirement benefits and other employment costs	27	(183)	(133)	(277)
Change in inventories		(377)	205	(422)
Change in receivables and other assets		(460)	(202)	(418)
Change in trade and other payables		593	54	(86)
Other items(d)		179	(122)	(228)
		21,153	19,859	20,251

[3]
In 2025, our net cash outflow in relation to the Simandou iron ore project, excluding cash generated from operating activities, was US$1,455 million (2024: US$1,292 million). This includes cash outflows of US$2,219 million (2024: US$1,832 million) for purchases of property, plant and equipment, and US$557 million as net funding of equity accounted units for the funding of shared infrastructure in the WCS Rail and Port Holding Entities (2024: US$652 million, in addition to an initial US$313 million for the acquisition of the WCS Rail and
Port Holding Entities). We received related cash inflows of US$1,321 million from Chalco Iron Ore Holdings Ltd (CIOH) for cash calls by SimFer Jersey Limited (2024: US$1,505 million, of which US$411 million related to CIOH’s share of expenditure incurred up until the end of December 2023 to progress critical works).

[4]
In 2025, we received net proceeds of US$218 million (2024: US$675 million and 2023: US$1,157 million) from our sales and purchases of investments within a separately managed portfolio of fixed income instruments. Refer to note 20 for details. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or
“Purchases of financial assets” depending on the overall net position at each reporting date.